Segment Reporting - Schedule of Reportable Segments and Corporate (Details) - Other Operating Segment [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Vocal, Inc. [Member]
Segment Reporting [Line Items]
Cash	$ 87,041	$ 124,536
Accounts receivable,Net
Prepaid expenses and other current assets	18,686	93,731
Deposits and other assets
Intangible Assets, net
Goodwill
All other assets	87,040
Total Assets	192,767	218,267
Accounts payable and accrued liabilities	325,936	399,864
Note payable, net of debt discount and issuance costs	90,175	66,228
Deferred revenue	98,511	118,862
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities	514,622	584,954
OG [Member]
Segment Reporting [Line Items]
Cash		5,772
Prepaid expenses and other current assets
Deposits and other assets
Intangible Assets, net
Goodwill
All other assets
Total Assets		5,772
Accounts payable and accrued liabilities		250
Note payable, net of debt discount and issuance costs		4,398
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities		4,648
Flyte [Member]
Segment Reporting [Line Items]
Cash		25,671
Prepaid expenses and other current assets		74,492
Deposits and other assets		48,615
Intangible Assets, net
Goodwill
All other assets		763,176
Total Assets		913,484
Accounts payable and accrued liabilities		339,074
Note payable, net of debt discount and issuance costs		539,104
Deferred revenue		166,517
Convertible Notes, net of debt discount and issuance costs
All other Liabilities		567,423
Total Liabilities		1,612,118
Creatd [Member]
Segment Reporting [Line Items]
Cash		91,434
Prepaid expenses and other current assets		167,190
Deposits and other assets
Intangible Assets, net		7,486,004
Goodwill		7,818,805
All other assets		1,430,991
Total Assets		17,004,424
Accounts payable and accrued liabilities		4,885,650
Note payable, net of debt discount and issuance costs		(69,544)
Deferred revenue
Convertible Notes, net of debt discount and issuance costs		383,374
All other Liabilities		1,668,038
Total Liabilities		6,867,518
Total [Member]
Segment Reporting [Line Items]
Cash		247,413
Prepaid expenses and other current assets		335,413
Deposits and other assets		48,615
Intangible Assets, net		7,486,004
Goodwill		7,818,805
All other assets		2,194,167
Total Assets		18,141,947
Accounts payable and accrued liabilities		5,624,838
Note payable, net of debt discount and issuance costs		540,186
Deferred revenue		285,379
Convertible Notes, net of debt discount and issuance costs		383,374
All other Liabilities		2,235,461
Total Liabilities		9,069,238
OG Collection, Inc. [Member]
Segment Reporting [Line Items]
Cash	28,983
Accounts receivable,Net
Prepaid expenses and other current assets	23,117
Deposits and other assets
Intangible Assets, net
Goodwill
All other assets	39,960
Total Assets	92,060
Accounts payable and accrued liabilities	7,011
Note payable, net of debt discount and issuance costs	81,853
Deferred revenue
All other Liabilities
Total Liabilities	88,864
Corporate [Member]
Segment Reporting [Line Items]
Cash	134,855
Accounts receivable,Net	5,000
Prepaid expenses and other current assets	117,275
Deposits and other assets
Intangible Assets, net	25,258
Goodwill
All other assets	11,560,544
Total Assets	11,842,932
Accounts payable and accrued liabilities	4,731,744
Note payable, net of debt discount and issuance costs	25,346
Deferred revenue
All other Liabilities	3,029,061
Total Liabilities	$ 7,786,151
Previously Reported [Member] | Vocal, Inc. [Member]
Segment Reporting [Line Items]
Accounts receivable,Net
Previously Reported [Member] | OG [Member]
Segment Reporting [Line Items]
Accounts receivable,Net
Previously Reported [Member] | Flyte [Member]
Segment Reporting [Line Items]
Accounts receivable,Net		1,530
Previously Reported [Member] | Creatd [Member]
Segment Reporting [Line Items]
Accounts receivable,Net		10,000
Previously Reported [Member] | Total [Member]
Segment Reporting [Line Items]
Cash			$ 15,490
Accounts receivable,Net		11,530	2,000
Deposits and other assets			83,616
Intangible Assets, net			103,550
Goodwill			5,415
All other assets			2,052,278
Total Assets			2,262,349
Accounts payable and accrued liabilities			8,450,804
Note payable, net of debt discount and issuance costs			947,999
Deferred revenue			146,950
Convertible Notes, net of debt discount and issuance costs			1,216,158
All other Liabilities			1,798,758
Total Liabilities			12,560,669
Previously Reported [Member] | Vocal [Member]
Segment Reporting [Line Items]
Cash		124,605	5,152
Accounts receivable,Net
Prepaid expenses and other current assets		93,731
Deposits and other assets
Intangible Assets, net
Goodwill
All other assets
Total Assets		218,336	5,152
Accounts payable and accrued liabilities		385,191	507,374
Note payable, net of debt discount and issuance costs		66,228	88,695
Deferred revenue		118,862	146,950
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities		$ 570,281	743,019
Previously Reported [Member] | OG Collection, Inc. [Member]
Segment Reporting [Line Items]
Cash			1,319
Accounts receivable,Net
Deposits and other assets
Intangible Assets, net
Goodwill
All other assets
Total Assets			1,319
Accounts payable and accrued liabilities			17,447
Note payable, net of debt discount and issuance costs
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities			17,447
Previously Reported [Member] | Air Mobility [Member]
Segment Reporting [Line Items]
Cash
Accounts receivable,Net
Deposits and other assets
Intangible Assets, net
Goodwill
All other assets
Total Assets
Accounts payable and accrued liabilities
Note payable, net of debt discount and issuance costs
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities
Previously Reported [Member] | Corporate [Member]
Segment Reporting [Line Items]
Cash			9,019
Accounts receivable,Net			2,000
Deposits and other assets			83,616
Intangible Assets, net			103,550
Goodwill			5,415
All other assets			2,052,278
Total Assets			2,255,878
Accounts payable and accrued liabilities			7,925,983
Note payable, net of debt discount and issuance costs			859,304
Deferred revenue
Convertible Notes, net of debt discount and issuance costs			1,216,158
All other Liabilities			1,798,758
Total Liabilities			$ 11,800,203